Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2011
Earnings Per Share
Reconciliation of Common Shares Used to Compute Basic EPS and Diluted EPS

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Weighted-average Common Shares–basic	348.6	358.8	357.6
Effect of dilutive securities:
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9

Weighted-average Common Shares–diluted	352.5	361.4	361.5

Schedule of Anti-Dilutive Securities

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Anti-dilutive securities	11.4	19.0	28.8